9. SHARE CAPITAL	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
SHARE CAPITAL

NOTE 9. SHARE CAPITAL

Pursuant to its articles of incorporation, the Company has an unlimited number of common stock shares available for issuance with no par value. As of December 31, 2020, the Company had 20,085,119 shares of common stock outstanding and an additional 91,000 shares of common stock to be issued in connection with the exercise of warrants and options.

On March 20, 2019, the Company entered into an exclusive license agreement to obtain an exclusive right to deploy patented and field-tested proprietary technologies utilizing steam generation applied to bitumen and heavy oil recovery in the Provinces of Alberta and Saskatchewan. In exchange, the Company has issued 2,991,400 restricted common shares at a value of $0.02 per share, for a total value of $59,828.

For the year ended December 31, 2018, the Company received proceeds of $100,000 from private placements totaling 1,000,000 common shares issued to a related party by common director.

The following table summarizes warrant activity during the years ended December 31, 2020, 2019 and 2018.

	Number of Warrants	Weighted Average Exercise Price	Warrants Exercisable	Weighted Average Exercise Price
Outstanding December 31, 2017	4,367,297	$1.75	4,367,297	$1.75
Issued	–
Canceled / exercised	–
Expired	(1,235,741)	$1.54
Outstanding December 31, 2018	3,131,556	$1.84	3,131,556	$1.84
Issued	–
Canceled / exercised	–
Expired	(300,218)	$1.54
Outstanding December 31, 2019	2,831,338	$1.87	2,831,338	$1.87
Issued	–
Canceled / exercised	(81,000)	$0.56
Expired	(231,100)	$1.54
Outstanding December 31, 2020	2,519,238	$1.73	2,519,238	$1.73

The following tables summarizes outstanding warrants as of December 31, 2020:

	Warrants Outstanding
Range of Exercise Price	Number of Warrants	Weighted Average Exercise Price	Remaining Contractual Life (yrs)
$0.20 - $22.50	2,519,238	$1.73	0.08 – 3.12